LION BATTERY TECHNOLOGIES INC. (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jul. 06, 2021	Jul. 06, 2021	Jul. 12, 2019	Jun. 17, 2019	Aug. 31, 2025	Oct. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Jun. 30, 2023	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Jun. 30, 2020	Jul. 31, 2019
Lion Battery Technologies Inc [Member]
Disclosure of detailed information about investment property [line items]
Additional number of common stock issued for investment				400,000
Additional common stock price per share				$ 0.01
Amount of preferred stock received for investment					$ 4,692	$ 80	$ 100	$ 362	$ 560	$ 590	$ 500	$ 700	$ 700	$ 1,100
Additional amount of preferred stock received for investment					100
Preferred stock price per share		$ 0.5
Payment of fees per month					3
Lion Battery Technologies Inc [Member] | Valterra Platinum Limited [Member]
Disclosure of detailed information about investment property [line items]
Maximum investment in new venture	$ 4,000
Additional planned funding		$ 2,730
Lion Battery Technologies Inc [Member] | Valterra Platinum Limited [Member] | Top of Range [Member]
Disclosure of detailed information about investment property [line items]
Additional planned funding		6,730
Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program			$ 3,000		$ 3,850
Additional amount funded to Research Program		1,000
Florida International University [Member] | Top of Range [Member]
Disclosure of detailed information about investment property [line items]
Additional amount funded to Research Program		$ 4,000